Schedule 1 - Registrant's Condensed Financial Statements - Description of Performance Food Group Company - Additional Information (Detail)	9 Months Ended
Mar. 31, 2016
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Date of incorporation	Jul. 23, 2002